Cover	Feb. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-34653
Entity Registrant Name	FIRST INTERSTATE BANCSYSTEM, INC.
Entity Central Index Key	0000860413
Entity Tax Identification Number	81-0331430
Entity Incorporation, State or Country Code	MT
Entity Address, Address Line One	401 North 31st Street
Entity Address, City or Town	Billings
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59116-0918
City Area Code	406
Local Phone Number	255-5390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, no par value
Trading Symbol	FIBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false